Consolidated Statement of Stockholders' Equity (Parenthetical)	3 Months Ended
Dec. 31, 2011
Adjustments To Additional Paid In Capital Warrant Issued Shares	9,800
Equity Issuance, Date	Dec. 20, 2011
Recapitalization Transaction [Member]
Adjustments To Additional Paid In Capital Warrant Issued Shares	1,064
Equity Issuance, Date	Sep. 29, 2011
Private Placement [Member]
Adjustments To Additional Paid In Capital Warrant Issued Shares	430,500
Equity Issuance, Date	Sep. 29, 2011
Purchase of IM Licensing Business [Member]
Equity Issuance, Date	Sep. 29, 2011
Acquisition Of Earthbound Contract [Member]
Equity Issuance, Date	Sep. 29, 2011